Other assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous assets [abstract]
Transactions in transit	€ 157	€ 88	€ 157
Net pension plan assets (note 25)	1,990	635	903
Prepayments and accrued income	2,610	2,806	3,129
Other (note 2.n)	3,683	7,362	5,752
Other assets, total	€ 8,440	€ 10,891	€ 9,941